4. PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
	September 30, 2015	December 31, 2014
Buildings	$199,002	$452,002
Accumulation depreciation	(9,028)	(19,663)
Property, plant and equipment - net	$189,974	$432,339